                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [ ]; Amendment Number:
                                              ----------
   This Amendment (Check only one.): [ ]  is a restatement
                                     [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Cincinnati Financial Corporation
Address:        6200 South Gilmore Road
                Fairfield, Ohio 45014

13F File Number:  028-10798

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth W. Stecher
Title:   Chief Financial Officer
Phone:   (513) 870-2626

Signature, Place and Date of Signing:

         /s/Kenneth W. Stecher         Fairfield, Ohio             May 10, 2004
         ---------------------         ---------------             ------------


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

Cincinnati Insurance Company 13F File No. 028-10753
Cincinnati Casualty Company 13F File No. 028-10755
Cincinnati Indemnity Company 13F File No.028-10756
Cincinnati Life Insurance Company 13F File No.  028-10754
CinFin Capital Management 13F File No.  028-05597


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                0
                                             ---------

Form 13F Information Table Entry Total:         30
                                             ---------

Form 13F Information Table Value Total       4,364,002
                                             =========

List of Other Included Managers: None


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
                                     COLUMN 2              COLUMN 3         COLUMN 4         COLUMN 5        SH/PRN       PUT/CALL
                                  TITLE OF CLASS            CUSIP           FMV (000)         SHARES

ALLTEL CORP                          Common               020039103         390,219         7,821,584           SH
ANGEION CORP                         Common               03462H404             247           101,200           SH
BB & T CORP                          Common               054937107           7,943           225,000           SH
CINERGY CORP                         Common               172474108           4,089           100,000           SH
COCA COLA COMPANY                    Common               191216100           7,042           140,000           SH
EXXON MOBIL CORPORATION              Common               30231G102          67,129         1,614,066           SH
FIFTH THIRD BANCORP                  Common               316773100       3,111,706        56,198,414           SH
FIRST FINANCIAL BANCORP              Common               320209109          45,614         2,465,644           SH
FIRST MERIT CORPORATION              Common               337915102         162,813         6,250,000           SH
FORTUNE BRANDS INC                   Common               349631101          17,242           225,000           SH
H J HEINZ COMPANY                    Common               423074103           5,594           150,000           SH
HILLENBRAND INDUSTRIES               Common               431573104          33,945           500,000           SH
HUNTINGTON BANCSHARES INC            Common               446150104           3,000           136,200           SH
JEFFERSON PILOT CORP                 Common               475070108           4,126            75,000           SH
JOHNSON & JOHNSON                    Common               478160104          25,360           500,000           SH
LINCOLN NATIONAL CORP                Common               534187109           2,366            50,000           SH
MEDTRONIC INC                        Common               585055106           8,356           175,000           SH
MERCK & COMPANY                      Common               589331107           6,849           155,000           SH
MOLEX INC CLASS A                    Common               608554200           4,005           153,750           SH
NATIONAL CITY CORPORATION            Common               635405103          32,022           900,000           SH
PNC FINANCIAL SERVICES GROUP         Common               693475105         146,918         2,651,000           SH
PFIZER INC                           Common               717081103           8,763           250,000           SH
PIEDMONT NATURAL GAS                 Common               720186105          50,664         1,200,000           SH
PROCTER & GAMBLE CORPORATION         Common               742718109          31,464           300,000           SH
SKY FINANCIAL GROUP INC              Common               83080P103          88,881         3,425,068           SH
SYSCO CORP                           Common               871829107          18,275           468,000           SH
TXU CORP                             Common               873168108           1,528            53,320           SH
U S BANCORP                          Common               902973304          53,826         1,946,700           SH
WELLS FARGO & CO                     Common               949746101          12,751           225,000           SH
WYETH                                Common               983024100          11,265           300,000           SH
                                                                          4,364,002        88,754,946


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

                                   Column 6               Column 7         Column 8            Shared       None
                    ISSUER      INVESTMENT DIS            OTH MGRS           SOLE
ALLTEL CORP                          SOLE                                   390,219              -            -
ANGEION CORP                         SOLE                                       247              -            -
BB & T CORP                          SOLE                                     7,943              -            -
CINERGY CORP                         SOLE                                     4,089              -            -
COCA COLA COMPANY                    SOLE                                     7,042              -            -
EXXON MOBIL CORPORATION              SOLE                                    67,129              -            -
FIFTH THIRD BANCORP                  SOLE                                 3,111,706              -            -
FIRST FINANCIAL BANCORP              SOLE                                    45,614              -            -
FIRST MERIT CORPORATION              SOLE                                   162,813              -            -
FORTUNE BRANDS INC                   SOLE                                    17,242              -            -
H J HEINZ COMPANY                    SOLE                                     5,594              -            -
HILLENBRAND INDUSTRIES               SOLE                                    33,945              -            -
HUNTINGTON BANCSHARES INC            SOLE                                     3,000              -            -
JEFFERSON PILOT CORP                 SOLE                                     4,126              -            -
JOHNSON & JOHNSON                    SOLE                                    25,360              -            -
LINCOLN NATIONAL CORP                SOLE                                     2,366              -            -
MEDTRONIC INC                        SOLE                                     8,356              -            -
MERCK & COMPANY                      SOLE                                     6,849              -            -
MOLEX INC CLASS A                    SOLE                                     4,005              -            -
NATIONAL CITY CORPORATION            SOLE                                    32,022              -            -
PNC FINANCIAL SERVICES GROUP         SOLE                                   146,918              -            -
PFIZER INC                           SOLE                                     8,763              -            -
PIEDMONT NATURAL GAS                 SOLE                                    50,664              -            -
PROCTER & GAMBLE CORPORATION         SOLE                                    31,464              -            -
SKY FINANCIAL GROUP INC              SOLE                                    88,881              -            -
SYSCO CORP                           SOLE                                    18,275              -            -
TXU CORP                             SOLE                                     1,528              -            -
U S BANCORP                          SOLE                                    53,826              -            -
WELLS FARGO & CO                     SOLE                                    12,751              -            -
WYETH                                SOLE                                    11,265              -            -
                                                                          4,364,002


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